Working capital - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Working capital
Prepaid project expenses	$ 1,499		$ 16
Prepaid other expenses	732	$ 117	46
Prepaid interest on investments	337
Total	$ 2,568	$ 117	$ 62